Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Deductible input value-added tax	29,567	29,941
Prepayment for promotion and advertising expense and other operation expenses	70,628	59,409
Other receivable related to exercise of employee options	94,264	11,216
Prepaid content cost	35,204	36,884
Interest income receivable	15,303	12,320
Rental and other deposits	19,336	31,181
Inventories	4,603	10,347
Others	3,170	7,951
Total	272,075	199,249